SUPPLEMENT DATED MAY 1, 2007 TO

PROSPECTUS DATED MAY 1, 2000 FOR

LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE

UNIVERSAL LIFE INSURANCE POLICIES

ISSUED BY

NATIONWIDE LIFE INSURANCE COMPANY

THROUGH ITS

NATIONWIDE VLI SEPARATE ACCOUNT-2

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	Effective May 1, 2007, the following Sub-Accounts changed names:

Old Name	New Name
Neuberger Berman Advisers Management Trust – AMT Limited Maturity Bond Portfolio: I Class	Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class